Leases (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Movements in Lease Liabilities
Movements in the Group’s lease liabilities during the year are as follows:

	2022	2021
	US$M	US$M
At the beginning of the financial year	3,896	3,443
Additions	866	1,223
Remeasurements of index-linked freight contracts	(369)	(59)
Lease payments 1	(1,288)	(879)
Foreign exchange movement	(126)	115
Amortisation of discounting	125	109
Divestment and demerger of subsidiaries and operations 2	(492)	–
Transfers and other movements	(36)	(56)

At the end of the financial year	2,576	3,896

Comprising:
Current liabilities	519	889
Non-current liabilities	2,057	3,007

1	Includes US$39 million (2021: US$45 million) related to Discontinued operations.

2	Relates to the divestment of BMC and merger of Petroleum with Woodside. Refer to notes 3 ‘Exceptional items’ and 27 ‘Discontinued operations’ for more information.

Summary of Maturity Profile of Lease Liabilities
The maturity profile of lease liabilities based on the undiscounted contractual amounts is as follows:

Lease liability	2022	2021
	US$M	US$M
Due for payment:
In one year or less or on demand	579	980
In more than one year but not more than two years	443	680
In more than two years but not more than five years	936	1,397
In more than five years 1	1,470	1,842

Total	3,428	4,899

Carrying amount	2,576	3,896

1	Includes US$707 million (2021: US$878 million) due for payment in more than ten years.

Summary of Movements in Right of Use Assets
Movements in the Group’s
right-of-use
assets during the year are as follows:

	2022			2021
	Land and buildings	Plant and equipment	Total	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	638	2,712	3,350	689	2,358	3,047
Additions	41	825	866	25	1,227	1,252
Remeasurements of index-linked freight contracts	–	(369)	(369)	–	(59)	(59)
Depreciation expensed during the period	(103)	(872)	(975)	(111)	(670)	(781)
Depreciation classified as exploration	–	(3)	(3)	–	(19)	(19)
Impairments for the year	(7)	–	(7)	(30)	(2)	(32)
Divestment and demerger of subsidiaries and operations 1	(116)	(313)	(429)	–	–	–
Transfers and other movements	(1)	(71)	(72)	65	(123)	(58)

At the end of the financial year	452	1,909	2,361	638	2,712	3,350

– Cost	745	4,307	5,052	897	4,393	5,290
– Accumulated depreciation and impairments	(293)	(2,398)	(2,691)	(259)	(1,681)	(1,940)

1	Relates to the divestment of BMC and merger of Petroleum with Woodside. Refer to notes 3 ‘Exceptional items’ and 27 ‘Discontinued operations’ for more information.

Summary of Amounts Recorded in Income Statement and Cash Flow Statements
Amounts recorded in the income statement and the cash flow statement for the year were:

	2022	2021	2020
	US$M	US$M Restated	US$M Restated	Included within

Income statement
Depreciation of right-of-use assets	964	753	623	Profit from operations
Short-term, low-value and variable lease costs 1	847	834	637	Profit from operations
Interest on lease liabilities	119	102	82	Financial expenses
Cash flow statement
Principal lease payments	1,130	732	632	Cash flows from financing activities
Lease interest payments	119	102	82	Cash flows from operating activities

1
Relates to US$585 million of variable lease costs (2021: US$510 million; 2020: US$415 million), US$222 million of short-term lease costs (2021: US$294 million; 2020: US$201 million) and US$40 million of low-value
lease costs (2021: US$30 million; 2020: US$21 million). Variable lease costs include contracts for hire of mining service equipment, drill rigs and transportation services. These contracts contain variable lease payments based on usage and asset performance.